Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Deferred tax assets:
Accruals and reserves	$ 12,282	$ 9,076
Deferred revenue	26,509	19,978
Net operating loss carryforward	165,873	124,302
Research and development credits and other credits	12,009	7,718
Stock-based compensation	9,923	7,308
Gross deferred tax assets	226,596	168,382
Less valuation allowance	(225,495)	(165,536)
Total deferred tax assets	1,101	2,846
Deferred tax liabilities:
Depreciation and amortization	(872)	(2,689)
Gross deferred tax liabilities	(872)	(2,689)
Net deferred tax assets	$ 229	$ 157